Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Future Minimum Rental Payments under Non-Cancelable Operating and Capital Lease Terms

	Operating Lease	Capital Lease
	(In millions of Korean won)

2011	115,812	183
2012	59,117	154
2013	22,424	210
2014	10,783	277
2015	6,031	—
Thereafter	2,000	—

Total	216,167	824

Financial Instruments Whose Contract Amounts Represent Credit Risk

	Contract amount
	2009	2010
	(In millions of Korean won)
Guarantees	6,225,712	5,445,132
Commercial letters of credit(1)	8,350,739	6,820,424
Unused lines of credit:
Commercial	28,560,694	28,485,828
Consumer	13,263,808	10,844,177
Credit cards	41,784,795	43,232,049

(1)	The above contains advance payment refund guarantees and others which amount to (Won)2,678,712 million and (Won)2,089,411 million as of December 31, 2009 and 2010, respectively.

Schedule of Assets Pledged As Collateral for Borrowings and Other Purposes

	2009	2010
	(In millions of Korean won)
Trading securities	1,309,212	1,464,778
Available-for-sale securities	1,189,954	896,521
Held-to-maturity securities	6,977,474	5,721,316
Other securities	278	278
Loans	4,956,728	2,130,765
Real estate	3,919	4,103
Cash	114,100	4,000

Total	14,551,665	10,221,761

Schedule of Guarantees under Fin 45 (ASC 460)

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2009.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	293,038	303,150	596,188	596,188
Performance guarantees	3,682,165	1,947,359	5,629,524	5,629,524
Liquidity facilities to SPEs	469,513	1,105,857	1,575,370	1,575,370
Trust Fund Guarantees	506,323	2,362,189	2,868,512	2,868,512

Total	4,951,039	5,718,555	10,669,594	10,669,594

The table below summarizes all of the Company's guarantees under ASC 460 as of December 31, 2010.

	Expire within one year	Expire after one year	Total	Maximum potential amount of future payment or notional amounts
	(In millions of Korean won)
Financial guarantees	596,203	6,272	602,475	602,475
Performance guarantees	4,114,604	728,053	4,842,657	4,842,657
Liquidity facilities to SPEs	396,050	715,112	1,111,162	1,111,162
Trust Fund Guarantees	693,512	2,260,945	2,954,457	2,954,457

Total	5,800,369	3,710,382	9,510,751	9,510,751

Maximum Potential Amount of Future Guarantee Payments

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2009.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	446,867	149,321	—	596,188
Performance guarantees	3,395,785	2,231,415	2,324	5,629,524
Liquidity facilities to SPEs	1,220,606	354,764	—	1,575,370
Trust Fund Guarantees	—	—	2,868,512	2,868,512

Total	5,063,258	2,735,500	2,870,836	10,669,594

Presented in the table below is the maximum potential amount of future payments classified based upon internal and external credit ratings as of December 31, 2010.

	Investment Grade	Non-Investment Grade	Not Rated	Total
	(In millions of Korean won)
Financial guarantees	475,030	127,387	58	602,475
Performance guarantees	3,255,244	1,583,399	4,014	4,842,657
Liquidity facilities to SPEs	910,450	200,712	—	1,111,162
Trust Fund Guarantees	—	—	2,954,457	2,954,457

Total	4,640,724	1,911,498	2,958,529	9,510,751